WARRANTY LIABILITIES (Details Narrative)	6 Months Ended
Jun. 30, 2026
Guarantees and Product Warranties [Abstract]
Standard Product Warranty Description	The warranty for machines sold typically covers a 12-month period from the date on which the machines are delivered and accepted by the customers.